Investments in Affiliated Companies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments in Affiliated Companies

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Holding and TransUnion Corp Successor June 30, 2013	TransUnion Holding and TransUnion Corp Successor December 31, 2012
Total equity method investments	$80.7	$80.7
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$88.6

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Trans Union de Mexico, S.A. (25.69% ownership interest)	$49.4	$8.5
Credit Information Bureau (India) Ltd. (27.5% ownership interest)	26.6	19.5
All other equity method investments	4.7	6.8

Total equity method investments	$80.7	$34.8
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$42.7

Earnings and Dividends from Equity Method of Investment

Earnings from equity method investments, included in other income, and dividends received from equity method investments consisted of the following

(in millions)	TransUnion Holding and TransUnion Corp Successor Six Months Ended June 30, 2013	TransUnion Holding From the Date of Inception through June 30, 2012	TransUnion Corp – Successor Two Months Ended June 30, 2012	TransUnion Corp – Predecessor Four Months Ended April 30, 2012
Earnings from equity method investments	$7.3	$2.4	$2.4	$4.1
Dividends received from equity method investments	$7.4	$6.2	$6.2	$0.4

Summarized Financial Information

The summarized financial information required by SEC Regulation S-X, Rule 1-02(bb)(2) consisted of the following:

(in millions)	Significant Equity Method Investments Six Months Ended June 30, 2013
Revenue	$27.2
Operating Income	$14.5
Income from continuing operations	$11.9
Net income	$11.9